Note 39 - Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 544,383	€ 546,077
Central bank funds purchased and securities sold under repurchase agreements	1,830	3,057
Securities loaned	1,698	259
Financial liabilities at fair value through profit or loss	416,042	399,943
Other short-term borrowings	3,553	5,218
Other liabilities	112,617	105,978
Provisions	2,430	2,622
Liabilities for current tax	328	502
Long-term debt	59,613	38,088
Trust preferred securities	1,321	2,013
Total liabilities before deferred tax liabilities	1,143,814	1,103,756
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	23,362	26,131
Central bank funds purchased and securities sold under repurchase agreements	495	58
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	3,157	4,505
Other short-term borrowings	0	0
Other liabilities	1,591	1,986
Provisions	0	0
Liabilities for current tax	246	149
Long-term debt	89,550	98,384
Trust preferred securities	0	0
Total liabilities before deferred tax liabilities	118,402	131,214
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	567,745	572,208
Central bank funds purchased and securities sold under repurchase agreements	2,325	3,115
Securities loaned	1,698	259
Financial liabilities at fair value through profit or loss	419,199	404,448
Other short-term borrowings	3,553	5,218
Other liabilities	114,208	107,964
Provisions	2,430	2,622
Liabilities for current tax	574	651
Long-term debt	149,163	136,473
Trust preferred securities	1,321	2,013
Total liabilities before deferred tax liabilities	1,262,216	1,234,970
Deferred tax liabilities	561	545
Total liabilities	€ 1,262,777	€ 1,235,515